Revenue Classified by Major Geographic Areas (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		$ 331,839	$ 281,724	$ 245,122
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	[1]	170,794	144,546	124,704
Other Countries
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		$ 161,045	$ 137,178	$ 120,418

[1]	Includes billings to OEMs and certain multinational organizations because of the nature of these businesses and the impracticability of determining the geographic source of the revenue.